Condensed Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Related Party [Member]
Contract revenue, Related party	$ 68,424	$ 93,867	$ 212,969	$ 301,796	$ 394,206	$ 294,129	$ 207,003